Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 A 2012 Restructuring Plan Employee	Oct. 31, 2012 Mohegan Gaming Advisors Resorts Casino Hotel In Atlantic City New Jersey	Sep. 30, 2012 Maximum	Sep. 30, 2012 Restatement Adjustment	Sep. 30, 2012 Restatement Adjustment 2004 7 1/8% Senior Subordinated Notes, due August 2014	Oct. 31, 2006 Licensing Agreements Pennsylvania Facilities	Sep. 30, 2006 Licensing Agreements Pennsylvania Facilities	Jun. 10, 2010 Table Game Certificate Pennsylvania Facilities	Sep. 30, 2013 Mohegan Sun trademarks
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Decrease in other assets, net	$ 76,967,000	$ 69,103,000					$ 17,600,000
Decrease in long-term debt, net of current portion	1,628,173,000	1,629,003,000					17,600,000	22,100,000
Increase in long-term debt, current	25,219,000	19,787,000						22,100,000
Loan term						12 years
Impairment of property and equipment	0	0
Intangible asset recorded									50,000,000	214,000,000	16,500,000	119,700,000
Relinquishment fee percentage	5.00%
Reductions to gaming revenues related to discounts provided on patron losses	11,000,000	10,700,000	9,700,000
Reductions to gaming revenues related to player club points redeemed for cash	1,400,000	1,100,000	933,000
Advertising costs and expenses	28,200,000	28,200,000	27,000,000
Prepaid advertising	$ 19,000	$ 767,000
Approximate workforce reductions (in positions)				330
Membership or limited partnership interest percentage					10.00%